CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenue	$ 812	$ 619	$ 2,139	$ 1,019
Cost of revenue	685	169	1,404	426
Gross profit	127	450	735	593
Operating expenses:
Research and development	3,887	3,104	12,019	7,311
General and administrative	10,809	5,547	29,012	16,258
Performance of contract liability to affiliate	(32)	(130)	(163)	(889)
Total operating expenses	14,664	8,521	40,868	22,680
Loss from operations	(14,537)	(8,071)	(40,133)	(22,087)
Equity in net (losses) earnings of affiliate	(26)	(8)	11	(229)
Foreign currency /gain (loss), net	2,447	(1,095)	4,587	(8,783)
Fair value adjustment to VericiDx investment	(2,575)	337	(4,596)	5,355
Other (expense) income, net	(4)	61	8	228
Net loss	(14,695)	(8,776)	(40,123)	(25,516)
Net loss attributable to noncontrolling interest	0	0	0	611
Net loss attributable to ordinary shareholders	(14,695)	(8,776)	(40,123)	(24,905)
Other comprehensive income (loss):
Foreign exchange translation adjustment	(2,632)	1,163	(5,120)	9,504
Comprehensive loss	(17,327)	(7,613)	(45,243)	(16,012)
Comprehensive loss attributable to noncontrolling interest	0	0	0	(72)
Comprehensive loss attributable to Renalytix	$ (17,327)	$ (7,613)	$ (45,243)	$ (15,940)
Earnings Per Share, Basic	$ (0.20)	$ (0.12)	$ (0.56)	$ (0.35)
Earnings Per Share, Diluted	$ (0.20)	$ (0.12)	$ (0.56)	$ (0.35)
Weighted Average Number of Shares Outstanding, Basic	72,297,309	72,035,126	72,274,979	71,294,883
Weighted Average Number of Shares Outstanding, Diluted	72,297,309	72,035,126	72,274,979	71,294,883